Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of Assets and Liabilities Classified as Held for Sale

	€ million	€ million
	2023	2022
	Total	Total
Property, plant and equipment held for sale(a)	2	4

Disposal groups held for sale
Non-current assets
Goodwill and intangibles	534	2
Property, plant and equipment	21	20
Other non-current assets	1	–
	556	22
Current assets
Inventories	80	–
Trade and other receivables	47	2
Current tax assets	4	–
Cash and cash equivalents	2	–
	133	2
Assets held for sale	691	28

Current liabilities
Trade payables and other current liabilities	24	2
Current tax liabilities	2	–
Financial liabilities due within one year	–	2
	26	4
Non-current liabilities
Financial liabilities due after one year	4	–
Deferred tax liabilities	145	–
	149	–
Liabilities held for sale	175	4
(a)Includes manufacturing assets held for sale.